LEASES (Tables)	3 Months Ended
Mar. 31, 2020
Leases [Abstract]
Schedule of right of use assets
March 31, 2020

Non-current assets
Right of use assets, operating leases, net of amortization	$82,259

Schedule of lease cost
Three months ended March 31, 2020

Operating lease expense	$5,918

Schedule of maturity of operating leases

Amount
Undiscounted minimum future lease payments
Total instalments due:
2020	$35,505
2021	47,340
2022	7,890
90,735
Imputed interest	(8,476)
Total operating lease liability	$82,259

Disclosed as:
Current portion	$40,958
Non-current portion	41,301
$82,259

Schedule of other lease information

Three months ended March 31, 2020

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$(5,945)

Remaining lease term – operating lease	23 months

Discount rate – operating lease	10.0%